Related parties and related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Related Party Name
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2019, 2020 and 2021:

Name of related parties	Relationship with the Company
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	Significant influence on the Group and its subsidiaries

Summary of Related Party Transactions

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Technology platform based income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	323,176	635,143	1,414,885

Other income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	700,464	1,234,616	3,538,974

Investment income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	82,879	261,148	594,446

Finance costs-Interest income
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	186,065	147,638	247,238

Finance costs-Interest expense
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	154,264	67,468	6,151

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,582,797	3,090,052	3,294,358

Other gains/(losses) - net
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	(48,054)	(499,543)	(211,674)

Summary of Related Party Transactions Outstanding

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	14,392,047	9,648,043

Financial assets at fair value through profit or loss
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	3,029,174	3,500,726

Account and other receivables and contract assets and other assets
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	2,040,869	3,052,127

Payable to platform investors, accounts and other payables and contract liabilities, payable to investors of consolidated structured entities and other liabilities
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	1,888,065	801,748

Financial assets at amortized cost
Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries	4,159,973	1,279,156

Summary of Compensation of key Management Personnel	The following table sets forth the compensations paid or payable to key management for employee services:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages and salaries	19,564	29,192	26,728
Welfare and other benefits	25,752	34,560	29,804
Including: Bonuses	19,490	28,061	24,066
Share-based payment	4,578	68,771	56,317

	49,894	132,523	112,849